UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/05

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheridan Major
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Sheridan Major			Jacksonville Beach, FL    31 January 2006
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		109

Form 13F Information Table Value Total:	              $199,931  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1204 76034.000SH       Sole                76034.000
Albertson's Incorporated       COM              013104104      268 12575.000SH       Sole                12575.000
Alliance Healthcard            COM              01860F103        5 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                            1917 65266.000SH       Sole                65266.000
Allstate Corp.                 COM              020002101      985 18214.000SH       Sole                18214.000
Alltel Corp.                   COM              020039103     2444 38733.000SH       Sole                38468.000           265.000
Altria Group, Inc.             COM              718154107      230 3079.000 SH       Sole                 3079.000
American Electric Power        COM              025537101      749 20185.000SH       Sole                20185.000
American Express               COM              025816109      901 17512.814SH       Sole                17512.814
American International Group,  COM              026874107     2067 30292.001SH       Sole                30292.001
American Natl Ins Co.          COM              028591105     6000 51290.000SH       Sole                51090.000           200.000
Amgen Incorporated             COM              031162100      286 3625.000 SH       Sole                 3625.000
Amsouth Bancorporation         COM              032165102     4834 184440.000SH      Sole               183940.000           500.000
Arch Coal Inc                  COM                             445 5600.000 SH       Sole                 5600.000
Arris Group, Inc.              COM              04269Q100      189 20000.000SH       Sole                20000.000
BP plc (ADR)                   COM              055622104      749 11665.000SH       Sole                11665.000
Bank of America                COM              060505104     4523 97999.000SH       Sole                97999.000
Barrick Gold Corp              COM              067901108     2429 87140.000SH       Sole                87140.000
Baxter Intl. Inc.              COM              071813109      276 7330.000 SH       Sole                 7330.000
Berkshire Hathaway Class B     COM              084670207     1676  571.000 SH       Sole                  571.000
Biotech Holders Trust          COM              09067D201     1576 7850.000 SH       Sole                 7750.000           100.000
Boeing                         COM              097023105     1359 19343.000SH       Sole                19343.000
Bright Horizons Family Solutio COM              109195107      224 6050.000 SH       Sole                 6050.000
Bristol Myers Squibb           COM              110122108      950 41356.000SH       Sole                41356.000
C.R. Bard Inc                  COM              067383109      341 5175.000 SH       Sole                 5175.000
Canadian National Railway Co   COM              136375102      204 2550.000 SH       Sole                 2550.000
Cascade Natural Gas            COM              147339105      996 51032.000SH       Sole                51032.000
Cerner Corp                    COM              156782104      405 4450.000 SH       Sole                 4450.000
Charles Schwab & Company       COM              808513105      324 22081.000SH       Sole                22081.000
Chevron Texaco                 COM              166764100      709 12486.000SH       Sole                12486.000
Citigroup Inc.                 COM              172967101     2211 45558.490SH       Sole                45558.490
Cleveland-Cliffs Inc           COM              185896107      235 2650.000 SH       Sole                 2650.000
Coca Cola                      COM              191216100      329 8163.000 SH       Sole                 8163.000
Commercial Bancshares Florida  COM              201607108     5920 167367.000SH      Sole               134273.000         33094.000
Commercial Net Realty          COM              202218103      550 27000.000SH       Sole                27000.000
Compass Bank                   COM              20449H109     1894 39259.000SH       Sole                39259.000
ConocoPhillips                 COM              20825C104     6178 106180.000SH      Sole               106180.000
Constellation Brands           COM              21036P108     1495 57000.000SH       Sole                57000.000
Dell Inc.                      COM              247025109     1907 63657.000SH       Sole                63657.000
Deluxe Corp.                   COM              248019101      426 14125.000SH       Sole                14125.000
Duke Energy Corp.              COM              264399106     5100 185807.000SH      Sole               184807.000          1000.000
E I Dupont De Nemour           COM              263534109      369 8674.000 SH       Sole                 8674.000
EMC Corporation                COM              268648102      997 73184.000SH       Sole                73184.000
Emerson Electric               COM              291011104     5655 75708.000SH       Sole                75408.000           300.000
Exxon Mobil Corp               COM              302290101     3434 61141.000SH       Sole                61141.000
Florida Rock Industries        COM              341140101    12065 245922.500SH      Sole               245922.500
Flowers Foods, Inc.            COM              343496105      677 24556.500SH       Sole                24556.500
Fortune Brands                 COM              349631101      335 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108     1253 10990.000SH       Sole                10990.000
General Electric               COM              369604103     7081 202018.180SH      Sole               201318.180           700.000
Genuine Parts                  COM              372460105     2549 58047.000SH       Sole                58047.000
H J Heinz                      COM              423074103     1689 50076.000SH       Sole                50076.000
Harrah's Entertainment Inc.    COM              413619107      288 4035.000 SH       Sole                 4035.000
Hawaiian Electric Industries   COM              419870100     3984 153809.000SH      Sole               153809.000
Hilton Hotel Corporation       COM              432848109      308 12781.000SH       Sole                12781.000
Home Depot                     COM              437076102     4035 99690.013SH       Sole                99690.013
Intel Corporation              COM              458140100     2779 111340.000SH      Sole               111340.000
International Business Machine COM              459200101     1213 14758.835SH       Sole                14458.835           300.000
J.P Morgan Chase & Co.         COM              46625H100      201 5060.000 SH       Sole                 5060.000
Johnson & Johnson              COM              478160104     8128 135244.068SH      Sole               134644.068           600.000
Johnson Controls               COM              478366107     4028 55250.000SH       Sole                54950.000           300.000
Lowe's Companies, Inc.         COM              548661107     1132 16984.000SH       Sole                16984.000
Mcdonalds Corp.                COM              580135101      319 9450.107 SH       Sole                 9450.107
Microsoft Corporation          COM              594918104     2286 87408.000SH       Sole                86908.000           500.000
Minnesota Mining Mfg           COM              604059105     3780 48770.000SH       Sole                48270.000           500.000
Motorola, Inc.                 COM              620076109     1009 44658.000SH       Sole                44658.000
Nordstrom, Inc.                COM              655664100     2678 71605.000SH       Sole                71605.000
Occidental Petroleum           COM              674599105      210 2630.000 SH       Sole                 2630.000
Oracle Corporation             COM              68389X105      196 16050.000SH       Sole                16050.000
Patriot Transportation Holding COM              70337B102     1752 26211.000SH       Sole                26211.000
Pepco Holdings Inc.            COM              737679100      330 14737.448SH       Sole                14737.448
Pepsico Inc.                   COM              713448108     3881 65691.959SH       Sole                65691.959
Pfizer                         COM              717081103     2978 127694.086SH      Sole               127194.086           500.000
Post Properties Inc.           COM              737464107      539 13500.000SH       Sole                13500.000
Procter & Gamble               COM              742718109     4926 85111.000SH       Sole                84511.000           600.000
Protective Life Corp.          COM              743674103      692 15809.000SH       Sole                15809.000
Regency Centers Corporation    COM              758939102      950 16120.000SH       Sole                16120.000
Rinker Group Ltd               COM              76687m101     2711 45145.000SH       Sole                45145.000
Royal Dutch Petroleum          COM              780257804     2262 36786.000SH       Sole                36786.000
Safeco Corp.                   COM              786429100     1563 27657.000SH       Sole                27657.000
Sony Corporation               COM              835699307      937 22955.000SH       Sole                22955.000
Southern Company               COM              842587107     4617 133709.000SH      Sole               132709.000          1000.000
Starbucks Corporation          COM              855244109     2414 80450.000SH       Sole                79650.000           800.000
Stryker Corp Com               COM              863667101      799 17980.000SH       Sole                17980.000
Suntrust Banks Inc.            COM              867914103      540 7421.000 SH       Sole                 7421.000
Synovus Financial Corp.        COM              87161C105      201 7455.000 SH       Sole                 7455.000
Sysco Corporation              COM              871829107      879 28310.080SH       Sole                28310.080
Target Inc.                    COM              87612E106     1628 29625.000SH       Sole                29625.000
United Technologies Corp.      COM              913017109      241 4318.000 SH       Sole                 4318.000
Vanguard Mid-Cap VIPERs        COM              922908629      262 4050.000 SH       Sole                 4050.000
Wachovia Corp.                 COM              929771103     5948 112516.242SH      Sole               112516.242
Wal-Mart Stores                COM              931142103     1011 21606.078SH       Sole                21606.078
Walgreen Co                    COM              931422109      699 15790.000SH       Sole                15790.000
Washington Mutual Inc          COM              939322103     1952 44870.000SH       Sole                44870.000
Wells Fargo & Co.              COM              949746101     5064 80600.000SH       Sole                80600.000
Weyerhaeuser Co.               COM              962166104      973 14668.000SH       Sole                14668.000
Wyeth                          COM              983024100      250 5420.000 SH       Sole                 5420.000
Zimmer Holdings Inc.           COM              98956P102      821 12167.000SH       Sole                12167.000
iShares International Index Fu COM                            1394 23461.000SH       Sole                23461.000
T. Rowe Price Mid-Cap                           779556109      248 4580.232 SH       Sole                 4580.232
Vanguard Windsor                                922018106      185 10759.904SH       Sole                10759.904
Citigroup VII 7.125%           PFD              17306n203     1568    61800 SH       Sole                    61800
Con Edison PFD 7.25%           PFD              209115203      218     8500 SH       Sole                     8500
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      458    18000 SH       Sole                    18000
Protective Life-Prosaver Plati PFD              PX0004789       38    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD              758849202      404    16000 SH       Sole                    16000
Rochester G&E 6.650%           PFD              711367794     1500    57700 SH       Sole                    57700
Safeco Corts TR  8.70%         PFD              22081r205     1998    71300 SH       Sole                    71300
SunTrust Cap. IV 7.125%        PFD              86788B201     1914    75725 SH       Sole                    75725
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